Summary of significant accounting policies	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of significant accounting policies
3.	Summary of significant accounting policies
Revenue recognition
We offer traditional travel services on a stand-alone and package basis generally either through the pre-pay/merchant
or the
pay-at-destination/agency
business models. We primarily generate revenue as a result of facilitation services, either directly or through the use of affiliated travel agencies. We consider both the traveler and the travel supplier as our customers.
Under the
pre-pay/merchant
model, we provide travelers access to book hotel rooms, airline seats, car rentals and destination services through our contracts with our network of travel suppliers. Our travelers pay us for merchant transactions generally when they book the reservation. We pay our travel suppliers later, generally when the travelers use the travel service. Under these transactions, we generally earn a commission from travel suppliers and service fees from travelers. Travel suppliers generally bill us for travel products sold within a
12-month
period from
check-out
date. We recognize breakage incremental revenue from unbilled amounts when the period expires. Our revenues under the pre-pay/merchant
model represented more than 75% of our total consolidated revenues for all years presented.
Under the
pay-at-destination/agency
model, travelers pay the travel supplier directly at destination and travel suppliers pay us our earned commissions later, generally after checkout. We receive service fees from travelers up front. Our revenue under the pay-at-destination/agency
model represented less than 5% of our total consolidated revenues for all years presented.
Our primary sources of revenue are commissions and service fees, incentive fees and advertising comprising more than 90% of our consolidated revenue for all years presented.
Commissions and service fees
We facilitate our travel suppliers the sale of their travel products and services to our travelers and travel agencies. We generally receive commissions in consideration of our facilitation services. Generally, we charge a service fee to our travelers, although this may vary depending on marketing strategies. We do not provide significant post-booking services to travelers. We consider any post-booking services beyond minor inquiries or minor administrative changes to the reservation (i.e. modifications to the original terms of the reservations) as new bookings. Accordingly, we may charge a new booking fee and administrative fees for these services. Also, if the requested change results in an incremental price of the reservation to the traveler set by the travel supplier, we receive an incremental commission from the travel supplier.
We recognize revenue upon the transfer of control of the promised facilitation services to our customers in an amount that reflects the consideration we expect to be entitled to in exchange for those facilitation services. Generally, we recognize revenue when the booking is completed, paid and confirmed, less a reserve for cancellations based on historical experience.
We present revenue on a net basis for the majority of our transactions because the travel supplier is primarily responsible for providing the underlying travel services, we do not control the service or travel product provided by the travel supplier to the traveler and we do not bear inventory risk. Taxes assessed by a government authority, if any, are excluded from the measurement of transaction prices that are imposed on the travel related services or collected from customers (which are therefore excluded from revenue). We present revenue on a gross basis for some bookings when we pre-purchase
flight seats. These transactions have been limited to date.
We partner with banks to allow our travelers the possibility of purchasing the product of their choice through financing plans established, offered and administered by such banks. Banks bear full risk of fraud, delinquency or default by travelers. When travelers elect to finance their purchases, we typically receive full payment for our services within a short period of time after booking is completed and confirmed, regardless of the payment plan selected by the traveler. However, in certain countries, we receive payment from the bank as installments become due regardless of when traveler actually makes the scheduled payments. In most cases, we receive payment before travel occurs or during travel and the period between completion of booking and reception of scheduled payments is typically one year or less. We have made use of the practical expedient in ASC
606-10-32-18
and we do not adjust the amount of consideration for the effects of a significant financing component. Beginning in late August 2020, we began providing financing to certain risk-profiled travelers only in Brazil. This activity has been very limited to date.
Our revenue from commissions and service fees represented 77%, 81% and 81% of our total consolidated revenues for the years ended December 31, 2020, 2019 and 2018, respectively.
Incentive fees
We may receive incentive fees from our travel suppliers or GDS providers if we meet certain performance conditions, for example contractually agreed volume thresholds. We recognize revenue on an accrual basis in accordance with the achievement of contractual thresholds on a case-by-case
basis.
Incentive fee revenues represented 13%, 14% and 15% of our total consolidated revenues for the years ended December 31, 2020, 2019 and 2018, respectively.
Advertising
We record advertising revenue ratably over the advertising period or upon delivery of advertising material, depending on the terms of the advertising agreement.
Advertising revenues represented 4%, 3% and 3% of our total consolidated revenues for the years ended December 31, 2020, 2019 and 2018, respectively.
Other revenue:
We also derive revenue from other sources. Our other sources of revenue are not material:
Destination services
In October 2020 we began offering tours, activities and transportation services to travelers through a fleet of dedicated vans. We recognize revenue as services are provided. We present revenue on a gross basis for these transactions because we are the primary responsible for providing the underlying travel services. Our destination services represented 2% of our total consolidated revenue for the year ended December 31, 2020.
Loyalty revenue
In late 2019 we began to operate a loyalty program through which we award loyalty points to travelers who complete purchases on our websites or use the services of other program participants, such bank co-branded
credit cards. Loyalty points can be redeemed for free or discounted travel products.
For loyalty points earned through travel product purchases, we apply a relative selling price approach whereby the total amount collected from each travel product sale is allocated between the travel product and the loyalty points earned. The portion of each travel product sale attributable to loyalty points is initially deferred and then recognized in loyalty revenue when the points are redeemed. Due to our recent launch of our loyalty program, lack of historical data and redemption patterns, we recognize breakage when the likelihood of the traveler exercising its remaining rights becomes remote.
For loyalty points earned through
co-branded
credit card partners, consideration received from the sale of loyalty points is variable and payment terms typically are within 30 days subsequent to the month of sale of loyalty points. Sales of loyalty points to business partners are comprised of two components: loyalty points and marketing (i.e. the use of intellectual property, including our brand and access to customer lists and databases, which is the predominant element in the agreements, as well as advertising, collectively, the marketing component). We allocate the consideration received from these sales of loyalty points based on the relative selling price of each product or service delivered. Accordingly, we recognize the marketing component in other revenue in the period of the loyalty points sale following the sales-based royalty method. The loyalty points component is initially deferred and then recognized in revenue when points are redeemed. This activity has been limited to date.
Interest revenue
Revenue from interest earned on financing granted to certain risk-profiled customers in Brazil is recognized over the term of the financing and is based on effective interest rates. This activity has been immaterial and very limited to date.
In the aggregate, these other revenues represented 6%, 2% and 1% of our total consolidated revenues for the years ended December 31, 2020, 2019 and 2018, respectively.
Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held with banks and other short-term liquid investments with original maturities of three months or less. Gains or losses on short-term investments are recognized in financial expenses or financial income when incurred.
Accounts receivable and allowances
Accounts receivable are generally due within thirty days and are recorded net of an allowance for expected uncollectible amounts. We consider accounts outstanding longer than the contractual payment terms as past due. The risk characteristics we generally review when analyzing our accounts receivable pools primarily include the country of origin, type of receivable, collection terms and historical or expected credit loss patterns. For each pool, we make estimates of expected credit losses for our allowance by considering a number of factors, including the length of time trade accounts receivable are past due, previous loss history continually updated for new collections data, the credit quality of our customers, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect our ability to collect from customers. The provision for estimated credit losses is recorded as “General and administrative” expenses in our consolidated statements of income. During the year ended December 31, 2020, we recorded $7,199 of incremental allowance for expected uncollectible amounts, including estimated future losses in consideration of the impact of
COVID-19
pandemic on the economy and the Company. Actual future bad debt could differ materially from this estimate resulting from changes in our assumptions of the duration and severity of the impact of the
COVID-19
pandemic. See Note 9 for a discussion of the adoption of ASC ASU
2016-13
Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASC 326”).
Property and equipment, net
We record property and equipment at acquisition cost, net of accumulated depreciation. We compute depreciation using the straight-line method over the estimated useful lives of the assets. Land is not depreciated. We depreciate leasehold improvement using the straight-line method, over the shorter of the estimated useful life of the improvement or the remaining term of the lease.
The estimated useful lives (in years) of the main categories of our property and equipment are as follows:

Asset	Estimated useful life (years)
Computer hardware	3
Vans	4
Office furniture and fixture	10
Buildings	50
Expenditures for repairs and maintenance are charged to expense as incurred. The cost of significant renewals and improvements is added to the carrying amount of the respective asset and it is depreciated over the life of the contract.
When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss is reflected in our consolidated statements of income.

Business combinations
We use the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of the ass
e
ts transferred, the liabilities incurred, and the equity interests issued, if any. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. We assign the value of the consideration transferred to acquire a business to the tangible assets and identifiable intangible assets acquired and liabilities assumed on the basis of their fair values at the date of acquisition. Any excess purchase price over the fair value of the net tangible and intangible assets acquired is allocated to goodwill. When determining the fair values of assets acquired and liabilities assumed, management makes significant estimates and assumptions, especially with respect to intangible assets. Critical estimates in valuing certain intangible assets include but are not limited to future expected cash flows from customer relationships and trademarks and tradenames, and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates.
We have a period of 12 months as from the date of acquisition (the “measurement period”) to finalize the accounting for a business combination. We report provisional amounts when the accounting for a business combination is not complete by the end of the reporting period in which the business combination occurred. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined.
Goodwill
We record goodwill as the amount by which the aggregate of the fair value of consideration transferred, the acquisition date fair value of any previously held interest and any non-controlling
interest exceeds the fair value of the assets and liabilities acquired. Goodwill is not subject to amortization and is tested at least annually for impairment, or earlier if an event occurs or circumstances change and there is an indication of impairment.
See Note 13 for further information.
Intangible assets, net
Intangible assets acquired in business combinations are initially recorded at fair value. We determine the fair value of intangible assets using standard valuation techniques, including the income approach (discounted cash flows) and/or market approach, as considered appropriate, and based on market participant assumptions.
Indefinite-lived intangible assets such as certain trademarks and tradenames are not subject to amortization and are tested at least annually for impairment, or earlier if an event occurs or circumstances change and there is an indication of impairment.
Definite-lived intangible assets such as customer relationships, licenses and certain trademarks and tradenames are amortized over their respective estimated useful lives.
We also capitalize certain direct development costs associated with website and internal-use
developed technology and include external direct costs of services and payroll costs for employees devoting time to the software projects principally related to platform development, including support systems, software coding, designing system interfaces and installation and testing of the software. These costs are recorded as definite-lived intangible assets and are generally amortized over a period of 3 to 10 years beginning when the asset is substantially ready for use. Costs incurred for enhancements that are expected to result in additional features or functionalities are capitalized and amortized over the estimated useful life of the enhancements. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.
See Note 12 fo
r
 further information.

Recoverability of goodwill and indefinite-lived intangible assets
Goodwill is assigned to reporting units that are expected to benefit from the synergies of the business combination as of the acquisition date. We assess goodwill and indefinite-lived intangible assets, neither of which is amortized, for impairment annually as of December 31, or more frequently, if events and circumstances indicate impairment may have occurred. In the evaluation of goodwill for impairment, we typically perform a quantitative assessment and compare the fair value of the reporting unit to its carrying value. An impairment charge is recorded based on the excess of the reporting unit’s carrying amount over its fair value. Periodically, we may choose to perform a qualitative assessment, prior to performing the quantitative analysis, to determine whether the fair value of the goodwill is more likely than not impaired.
We generally base our measurement of fair value of reporting units on an analysis of the present value of future discounted cash flows and market valuation approaches, as appropriate. The discounted cash flows model indicates the fair value of the reporting units based on the present value of the cash flows that we expect the reporting units to generate in the future. Our significant estimates in the discounted cash flows model include: our weighted average cost of capital; long-term rate of growth and profitability of our business; and working capital effects. The market valuation approach indicates the fair value of the business based on a comparison of the Company to comparable publicly traded firms in similar lines of business. Our significant estimates in the market approach model include identifying similar companies with comparable business factors such as size, growth, profitability, risk and return on investment and assessing comparable revenue and operating income multiples in estimating the fair value of the reporting units.
We believe the discounted cash flows and market approaches are the best methods for determining the fair value of our reporting units because these are the most common valuation methodologies used within the travel and internet industries.
In addition to measuring the fair value of our reporting units as described above, we consider the combined carrying and fair values of our reporting units in relation to our total fair value of equity plus debt as of the assessment date. Our equity value assumes our fully diluted market capitalization, using either the stock price on the valuation date or the average stock price over a range of dates around the valuation date, plus an estimated acquisition premium which is based on observable transactions of comparable companies. The debt value is based on the highest value expected to be paid to repurchase the debt, which can be fair value, principal or principal plus a premium depending on the terms of each debt instrument.
In our evaluation of our indefinite-lived intangible assets, we typically first perform a quantitative assessment and an impairment charge is recorded for the excess of the carrying value of indefinite-lived intangible assets over their fair value, if necessary. We base our measurement of fair value of indefinite-lived intangible assets, which primarily consist of trade name and trademarks, using the relief-from-royalty method. As with goodwill, periodically, we may choose to perform a qualitative assessment, prior to performing the quantitative analysis, to determine whether the fair value of the indefinite-lived intangible asset is more likely than not impaired.
Recoverability of intangible assets with definite lives and other long-lived assets
Intangible assets with definite lives and other long-lived assets are carried at cost and are amortized on a straight-line basis over their estimated useful lives of 3 to 10 years and 50 years for buildings. We review the carrying value of long-lived assets or asset groups, including property and equipment, to be used in operations whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Factors that would necessitate an impairment assessment include a significant adverse change in the extent or manner in which an asset is used, a significant adverse change in legal factors or the business climate that could affect the value of the asset, or a significant decline in the observable market value of an asset, among others. If such facts indicate a potential impairment, we would assess the recoverability of an asset group by determining if the carrying value of the asset group exceeds the sum of the projected undiscounted cash flows expected to result from the use and eventual disposition of the assets over the remaining economic life of the primary asset in the asset group. If the recoverability test indicates that the carrying value of the asset group is not recoverable, we will estimate the fair value of the asset group using appropriate valuation methodologies which would typically include an estimate of discounted cash flows. Any impairment would be measured as the difference between the asset groups carrying amount and its estimated fair value.
Assets held for sale, to the extent we have any, are reported at the lower of cost or fair value less costs to sell.
See Notes 11 and 12 for further information.
Equity method investments
We use the equity method to account for investments in companies, if our investment provides us with the ability to exercise significant influence, but not control, over operating and financial policies of the investee. Our judgment regarding the level of influence over each equity method investment includes considering key factors such as our ownership interest, representation on the board of directors, participation in policy-making decisions and material intercompany transactions. We include the total of our investments in equity-method investees, including identifiable intangible assets, deferred tax liabilities, and goodwill, if any, within
“Non-current
other assets” in our consolidated balance sheets. We include our proportionate share of earnings and/or losses of our equity method investees in “Loss from equity investments” in our consolidated statements of income.
In the event that net losses of the investee reduce our equity-method investment carrying amount to zero, additional net losses may be recorded if we have committed to provide financial support to the investee. We regularly evaluate these investments, which are not carried at fair value, for other-than-temporary impairment. We also consider whether our equity-method investments generate sufficient cash flows from their operating or financing activities to meet their obligations and repay their liabilities when they come due. When our share in the net assets of associates is negative, we include the balance within
“Non-current
other liabilities” in our consolidated balance sheets. In the event we no longer have the ability to exercise significant influence over an equity-method investee, we would discontinue accounting for the investment under the equity method.
Redeemable
non-controlling
interests
We have a
non-controlling
interest in a majority owned entity which was valued at fair value at acquisition date. The non-controlling
interest contains certain rights, whereby we have the right but not the obligation to acquire, and the minority shareholders have the right but not the obligation to sell to us, the additional shares of the company for cash at a fixed price other than fair value. The non-controlling
interest is not currently redeemable, but it is probable of becoming redeemable (the redemption depends solely on the passage of time). Accordingly, we record the non-controlling
interest at the greater of (i) its acquisition date fair value as adjusted for its share (if any) of earnings, losses, or dividends or (ii) an accreted value from the date of the acquisition to the earliest redemption date, February 20, 2022. The accretion of the non-controlling
interest to February 20, 2022 is recorded using the interest method.
We adopted a policy to charge the carrying value adjustment to retained earnings or, absent retained earnings, additional paid-in
capital and will reduce net income available to our common shareholders in the calculation of earnings per share in accordance with the two-class
method. We record the
non-controlling
interest amount in the “mezzanine” section of our consolidated balance sheet as of December 31, 2020, outside of shareholders’ equity.
The details of the balances and changes in the redeemable
non-controlling
interest are presented in Note 5.
Travel accounts payable
Travel accounts payable comprises trade accounts payable to airlines, hotels and other travel suppliers for products and services offered. Airline suppliers are generally within thirty days of a confirmed air booking reservation. Under the pre-pay
model, hotel suppliers are generally paid after traveler checks out. Generally, our contracts with hotels and other suppliers provide for a
12-month
time period for invoicing us for past services. If an invoice is not received after that period, we recognize breakage revenue for the unbilled payable.
Severance payments
We recognize a liability for severance payments if the following criteria are met: (a) management, having the authority to approve the action, commits to a plan of termination; (b) the plan identifies the number of employees to be terminated, their job classifications or functions and their locations, and the expected completion date; (c) the plan establishes the terms of the benefit arrangement, including the benefits that employees will receive upon termination, in sufficient detail to enable employees to determine the type and amount of benefits they will receive if they are involuntarily terminated; (d) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn; and (e) the plan has been communicated to employees.
Pension information
We do not maintain any pension plans. Certain countries in which we operate provide for pension benefits to be paid to retired employees from government pension plans and/or private pension plans. Amounts payable to such plans are accounted for on an accrual basis.
Contingent liabilities
We have a number of tax, regulatory and legal matters outstanding, as discussed further in Note 21.
Periodically, we review the status of all significant outstanding matters to assess the potential financial exposure. When (i) it is probable that an asset has been impaired or a liability has been incurred and (ii) the amount of the loss can be reasonably estimated, we record the estimated loss in our consolidated statements of income. We provide disclosure in the notes to the consolidated financial statements for loss contingencies that do not meet both of these conditions if there is a reasonable possibility that a loss may have been incurred that would be material to the financial statements. Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time which can be highly subjective. The final outcome of these matters could vary significantly from the amounts included in the accompanying consolidated financial statements.
Derivative financial instruments
We carry derivative instruments at fair value on our consolidated balance sheets. The fair values of the derivative financial instruments generally represent the estimated amounts we would expect to receive or pay upon termination of the contracts as of the reporting date. As of December 31, 2020 and 2019, our derivative instruments primarily consisted of foreign currency forward contracts. We are exposed to various market risks that may affect our consolidated results of operations, cash flows and financial position. These market risks include, but are not limited to, fluctuations in foreign currency exchange rates. Our primary foreign currency exposures are to the currencies of Argentina, Brazil and Mexico, in which we conduct a significant portion of our business activities. As a result, we face exposure to adverse movements in foreign currency exchange rates as the results of our international operations are translated from local currencies into U.S. dollars upon consolidation. Additionally, foreign currency exchange rate fluctuations on transactions denominated in currencies other than the functional currency of an entity result in gains and losses that are reflected in net income.
We use foreign currency forward contracts to economically hedge these exposures. Our goal in managing our foreign exchange risk is to reduce, to the extent practicable, our potential exposure to the changes that exchange rates might have on our earnings, cash flows and financial position. Our foreign currency forward contracts are typically short-term and, as they do not qualify for hedge accounting treatment, we classify the changes in their fair value in “Financial income / (expense), net” in our consolidated statements of income in the period that the changes occur and are classified within “Net cash provided by operating activities” in our consolidated statements of cash flows. We do not hold or issue financial instruments for speculative or trading purposes. We report the fair value of our derivative assets and liabilities on a gross basis in our consolidated balance sheets in “Other assets and prepaid expenses” and “Other liabilities”, respectively.
Leases
We determine if an arrangement is a lease, or contains a lease, at inception. Operating leases are primarily for office space, customer service centers and a fleet of dedicated vans, and, as of January 1, 2019 with the adoption of the new guidance for leasing arrangements, are included in operating lease right-of-use
(“ROU”) assets, accrued expenses and other current liabilities, and operating lease liabilities on our consolidated balance sheets. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we use our incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
For operating leases with a term of one year or less, we have elected to not recognize a lease liability or ROU asset on our consolidated balance sheet. Instead, we recognize the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to our consolidated statements of operations and cash flows.
Our lease agreements have insignificant
non-lease
components and accordingly we have elected the practical expedient to combine and account for lease and non-lease
components as a single lease component.
Financial income / (expense), net
We incur in financial results such as factoring interest and commissions on receivables, gains or losses on derivative financial instruments, interest income from financial investments, interest paid on financial liabilities and foreign exchange gains or losses.
Stock-based compensation
We measure and amortize the fair value of restricted stock units (“RSUs”) and stock options as follows:
Restricted Stock Units.
RSUs are stock awards that are granted to employees entitling the holder to shares of common stock as the award vests, typically over a 3 or
4-year
period, but may accelerate in certain circumstances. During the year ended December 31, 2020, we started issuing RSUs as our primary form of stock-based compensation, some of them vest 33% after one year and others vest 25% after one year and will then vest yearly over the following 3 or 4 years, as appropriate. We measure the value of RSUs at fair value based on the number of shares granted and the quoted price of our common stock at the date of grant. We amortize the fair value as stock-based compensation expense over the vesting term on a straight-line basis.
Stock Options.
Our employee stock options consist of service-based awards. We measure the value of stock options issued or modified, including unvested options assumed in acquisitions, if any, on the grant date (or modification or acquisition dates, if applicable) at fair value, using appropriate valuation techniques, including the Black-Scholes and Monte Carlo option pricing models. The Black-Scholes valuation models incorporate various assumptions including expected volatility, expected term and risk-free interest rates.
The expected volatility is based on historical volatility of our common stock and other relevant factors. We base our expected term assumptions on our historical experience and on the terms and conditions of the stock awards granted to employees. We amortize the fair value over the remaining explicit vesting term in the case of service-based awards. The majority of our stock options vest over 6 years.
Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive these awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value.
Marketing and advertising expenses
We incur advertising expense consisting of offline costs, including television and radio advertising, and online advertising expense to promote our business. We expense the production costs associated with advertisements in the period in which the advertisement first takes place. We expense the costs of advertisement in the period during which the advertisement space or airtime is consumed. Internet advertising expenses are recognized based on the terms of the individual agreements, which is generally over the greater of (i) the ratio of the number of clicks delivered over the total number of contracted clicks, on a pay-per-click
basis, or (ii) on a straight-line basis over the term of the contract. Our advertising expenses were $27,661, $147,693 and $151,372 for the years ended December 31, 2020, 2019 and 2018, respectively.
Accounting for income taxes
We are organized as a British Virgin Islands corporation. However, under the “anti-inversion” rules of Section 7874 of the U.S. Internal Revenue Code, we are treated as a U.S. corporation for U.S. federal tax purposes. Accordingly, we are subject to U.S. federal income tax on our worldwide income. We are subject to foreign income taxes in the jurisdictions where we operate in accordance with the respective local tax laws.
We account for income taxes under the asset and liability method that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in our financial statements or tax returns. Judgment is required in assessing the future tax consequences of events that have been recognized in our financial statements or tax returns. Variations in the actual outcome of these future tax consequences could materially impact our financial position, results of operations or effective tax rate.
Significant judgment is required in determining our worldwide income tax provision. In the ordinary course of a global business, there are many transactions and calculations where the ultimate tax outcome is uncertain. Some of these uncertainties arise as a consequence of revenue sharing and cost reimbursement arrangements among related entities, the process of identifying items of revenues and expenses that qualify for preferential tax treatment, and segregation of foreign and domestic earnings and expenses to avoid double taxation. Although we believe that our estimates are reasonable, the final tax outcome of these matters could be different from that which is reflected in our historical income tax provisions and accruals. Such differences could have a material effect on our income tax provision and net income in the period in which such determination is made.
In estimating future tax consequences, all expected future events are considered other than enactments of changes in tax laws or rates. Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not to be realized. We consider future growth, forecasted earnings, future taxable income, the mix of earnings in the jurisdictions in which we operate, historical earnings, the carryforward periods available for tax reporting purposes and prudent and feasible tax planning strategies in determining the need for a valuation allowance. In the event we were to determine that we would not be able to realize all or part of our net deferred tax assets in the future, an adjustment to the deferred tax assets valuation allowance would be charged to earnings in the period in which we make such a determination, or goodwill would be adjusted at our final determination of the valuation allowance related to an acquisition within the measurement period. If we later determine that it is more likely than not that the net deferred tax assets would be realized, we would reverse the applicable portion of the previously provided valuation allowance as an adjustment to earnings at such time.
The amount of income tax we pay is subject to ongoing audits by federal, state and foreign tax authorities, which often result in proposed assessments. Our estimate of the potential outcome for any uncertain tax issue is highly judgmental. We account for these uncertain tax issues pursuant to ASC 740, Income Taxes, which contains a two-step
approach to recognizing and measuring uncertain tax positions taken or expected to be taken in a tax return. The first step is to determine if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. Although we believe we have adequately reserved for our uncertain tax positions, no assurance can be given with respect to the final outcome of these matters. We adjust reserves for our uncertain tax positions due to changing facts and circumstances, such as the closing of a tax audit, judicial rulings, refinement of estimates or realization of earnings or deductions that differ from our estimates. To the extent that the final outcome of these matters is different than the amounts recorded, such differences generally will impact our provision for income taxes in the period in which such a determination is made. Our provisions for income taxes include the impact of reserve provisions and changes to reserves that are considered appropriate and also include the related interest and penalties.
We treat taxes on global intangible
low-taxed
income (“GILTI”) introduced by the U.S. Tax Cuts and Jobs Act (the “Tax Act”) as period costs.
See Note 19 for further information.
Earnings per share
We compute basic earnings per share by dividing our net loss or income for the year attributable to Despegar.com, Corp. common shareholders, as adjusted for preferred stock accretion and dividends accrued, by our weighted-average outstanding common shares during the year on a basic and diluted basis. Since we issue warrants for nominal consideration which vest and are exercisable as from the issuance date, we include the shares of common stock underlying the outstanding warrants when calculating our basic earnings per share.
We compute diluted earnings per share using our weighted-average outstanding common shares including the dilutive effect of stock options and convertible preferred stock as determined under the if-converted
method. In periods when we recognize a net loss, we exclude the impact of outstanding stock awards and convertible preferred stock from the diluted loss per share calculation as their inclusion would have an antidilutive effect.
We present basic and diluted earnings per share using the
two-class
method required for participating securities. We consider that our Series B preferred stock to be participating securities and, in accordance with the two-class
method, earnings allocated to participating securities and the related number of outstanding shares of participating securities are excluded from the computation of basic and diluted net loss per common share. If a dividend is paid on common stock, the holders of Series B preferred stock are entitled to a proportionate share of any such dividend as if they were holders of common stock (on an if-converted
basis). As the holders of our Series B preferred stock do not have contractual obligation to share in the losses of the Company, the net loss attributable to common stockholders for each period is not allocated between common stock and participating securities. Accordingly, preferred stock is excluded from the calculation of basic and diluted net loss per share as the effect would have been antidilutive.
For additional information on how we compute earnings per share, see Note 24.
Fair value recognition, measurement and disclosure
The carrying amounts of cash and cash equivalents and restricted cash reported on our consolidated balance sheets approximate fair value as we maintain them with various high-quality financial institutions. The accounts receivable are short-term in nature and are generally settled shortly after the sale.
We disclose the fair value of our financial instruments based on the fair value hierarchy using the following three categories:
Level 1 — Valuations based on quoted prices for identical assets and liabilities in active markets.
Level 2 — Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.
Level 3 — Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.
For additional information on items measured at fair value on a recurring or non-recurring
basis, see Note 23.
Recently adopted accounting policies
Simplifying the Test for Goodwill Impairment
In January 2017, the Financial A
c
counting Standards Board (“FASB”) issued a new accounting update to simplify the test for goodwill impairment. The revised guidance eliminates the previously required step two of the goodwill impairment test, which required a hypothetical purchase price allocation to measure goodwill impairment. Under the revised guidance, a goodwill impairment loss will be measured at the amount by which a reporting unit’s carrying amount exceeds its fair value, not to exceed the carrying amount of goodwill. In addition, income tax effects from any tax-deductible
goodwill on the carrying amount of the reporting unit should be considered when measuring the goodwill impairment loss, if applicable. The amendments also eliminate the requirements for any reporting unit with a zero or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step 2 of the goodwill impairment test. An entity still has the option to perform the qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary. We adopted and applied this update in the first quarter of 2020.
Measurement of Credit Losses on Financial Instruments
In June 2016, the FASB issued a new accounting update on the measurement of credit losses for certain financial assets measured at amortized cost and available-for-sale
debt securities. For financial assets measured at amortized cost, this update requires an entity to (1) estimate its lifetime expected credit losses upon recognition of the financial assets and establish an allowance to present the net amount expected to be collected, (2) recognize this allowance and changes in the allowance during subsequent periods through net income and (3) consider relevant information about past events, current conditions and reasonable and supportable forecasts in assessing the lifetime expected credit losses. We adopted this update in the first quarter of 2020 and applied it on a modified retrospective basis. The adoption did not have a material impact on our consolidated financial statements. See Note 9 for details of the adoption of the new standard.
Disclosure requirements on fair value measurements
In August 2018, the FASB issued ASU
2018-13
“Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement”. The update is related to the disclosure requirements on fair value measurements, which removes, modifies or adds certain disclosures. We adopted this update in the first quarter of 2020 and applied it on a prospective basis. The adoption did not have a material impact on our consolidated financial statements.
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
In August 2018, the FASB issued a new accounting standard to address a customer’s accounting for implementation costs incurred in a cloud computing arrangement that is a service contract and also added certain disclosure requirements related to implementation costs incurred for internal-use
software and cloud computing arrangements. The amendment aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use
software (and hosting arrangements that include an
internal-use
software license). We adopted this update in the first quarter of 2020 and applied it on a prospective basis. The adoption did not have a material impact on our consolidated financial statements.

Recent accounting policies not yet adopted
Simplifying the Accounting for Income Taxes
In December 2019, the FASB issued a new accounting update relating to income taxes. This update provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date
loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based
tax, (2) requires an entity to evaluate when a
step-up
in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. For public business entities, this update is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Early adoption is permitted. The amendment related to franchise taxes that are partially based on income should be applied on either a retrospective basis for all periods presented or a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. All other amendments should be applied on a prospective basis. We have evaluated the impact to our consolidated financial statements of adopting this update and we do not expect it to have a material impact.